ING Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ  85258-2034
Telephone:  480.477.3000


July 3, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:
ING Funds Trust                       ING GNMA Income Fund, Inc.
(Formerly Pilgrim Funds Trust)        (Formerly Pilgrim GNMA Income Fund, Inc.)
(File Nos. 333-59745 and 811-08895)   (File Nos. 002-48906 and 811-02401)

ING Mutual Funds                      ING Lexington Money Market Trust
(Formerly Pilgrim Mutual Funds)       (Formerly Lexington Money Market Trust)
(File Nos. 033-56094 and 811-07428)   (File Nos. 002-57547 and 811-02701)

Dear Ladies and Gentlemen:

Please be advised that in lieu of filing a copy of a form of each prospectus and statement of additional information for each of the above-captioned registrants (each a "Registrant") under Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), we hereby certify the following pursuant to Rule 497(j) under the Act:

(1) The form of each prospectus and statement of additional information that a Registrant would have filed pursuant to Rule 497(c) under the Act would not have differed from that contained in a post-effective amendment to the Registrant's registration statement on Form N-1A filed on June 27, 2002; and

(2) The text of each Registrant's post-effective amendment was filed electronically with the Securities and Exchange Commission.

Please contact the undersigned at 480.477.2670 if you have any questions concerning the attached filing.

Sincerely,



/s/ Kimberly A. Anderson
----------------------------
Kimberly A. Anderson
Vice President and Secretary